Investments in Joint Ventures (Details) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Investments in Joint Ventures (Details) [Line Items]
Minimum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	33.00%
Maximum Percentage Of Noncontrolling Ownership Interest In Joint Ventures	90.00%
Equity Investments Fair Value Joint Ventures	$ 4.1	$ 3.0
Accounts Proportionate Share Of Mortgage Loans Payable Within Joint Venture Investments At Fair Value	1.6	1.8
Accounts Share In Outstanding Principal Of Mortgage Loans Payable Within Joint Ventures	$ 1.6	$ 1.7
DDRTCLLC [Member]
Investments in Joint Ventures (Details) [Line Items]
Percentage Of Net Assets In Joint Venture Investments	2.90%
Percentage Of Invested Assets In Joint Venture Investments	2.70%